Net Income (Loss) Per Share - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Oct. 31, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income per share		$ 0.06	$ 0.01	$ (0.13)	$ (0.03)	$ 0.03	$ 0.05	$ 0.03	$ (0.01)	$ (0.09)	$ 0.09	$ 0.04
Class A common stock
Preferential dividend	$ 89,862
Excess dividend above earnings										$ 80,925	$ 81,513
Dilutive securities										0	0